Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2018
Basis of Presentation
Schedule of amendments to IFRS

Effective date in 2016

Mandatory application for annual periods beginning on or after:
Standards		IASB effective date	EU effective date

IAS 16 IAS 38	Clarification of Acceptable Methods of Depreciation and Amortisation (issued on 12 May 2014)	1 January 2016	1 January 2016

IFRS 11	Accounting for Acquisitions of Interests in Joint Operations (issued on 6 May 2014)	1 January 2016	1 January 2016

IAS 27	Equity Method in Separate Financial Statements (issued on 12 August 2014)	1 January 2016	1 January 2016

Various	Annual Improvements to IFRSs 2012‑2014 cycle (issued on 25 September 2014)	1 January 2016	1 January 2016

IAS 1	Disclosure Initiative (issued on 18 December 2014)	1 January 2016	1 January 2016

Effective date in 2017

Mandatory application for annual periods beginning on or after:
Standards		IASB effective date	EU effective date

IAS 12	Recognition of Deferred Tax Assets for Unrealized Losses (issued on 19 January 2016)	1 January 2017	1 January 2017

IAS 7	Disclosure Initiative (issued on 29 January 2016)	1 January 2017	1 January 2017

Various	Annual improvements to IFRSs 2014 - 2016 cycle (issued on 8 December 2016) - IFRS 12	1 January 2017	1 January 2017

Effective date in 2018

Mandatory application for annual periods beginning on or after:
Standards		IASB effective date	EU effective date

IFRS 15	Revenue from contracts with Customers (issued on 28 May 2014)	1 January 2018	1 January 2018

IFRS 15	Clarification to IFRS15 Revenue from Contracts with Customers (issued on 12 April 2016)	1 January 2018	1 January 2018

IFRS 9	Financial instruments (issued on 24 July 2014)	1 January 2018	1 January 2018

IFRS 2	Classification and Measurement of Share-based Payment Transactions (issued on 20 June 2016)	1 January 2018	1 January 2018

IFRS 4 IFRS 9	Applying IFRS 9 Financial Instruments with IFRS 4 Insurance Contracts (issued on 12 September 2016)	1 January 2018	1 January 2018

IFRIC 22	IFRIC 22 Interpretation: Foreign currency translations and Advance Consideration (issued on 8 December2016)	1 January 2018	1 January 2018

IAS 40	Amendments to IAS 40: Transfers of Investment Property (issued on 8 December2016)	1 January 2018	1 January 2018

Various	Annual improvements to IFRSs 2014 - 2016 cycle (issued on 8 December 2016)	1 January 2018	1 January 2018

Standards issued but not effective in 2018

Mandatory application for annual periods beginning on or after:
Standards		IASB effective date	EU effective date
IFRS 16	Leases (Issued on 13 January 2016)	1 January 2019	1 January 2019
IFRIC 23	Uncertainty over Income Tax Treatments (issued on 7 June 2017)	1 January 2019	1 January 2019
IFRS 9	Amendment to IFRS 9: Prepayment Features with Negative Compensation (issued on 12 October 2017)	1 January 2019	1 January 2019
IAS 28	Amendment to IAS 28: Long-term interests in Associates and Joint Ventures (issued on 12 October 2017)	1 January 2019	pending
Various	Annual Improvements to IFRS Standards 2015-2017 Cycle (issued on 12 December 2017)	1 January 2019	pending
IFRS 17	Insurance Contracts (issued on 18 May 2017)	1 January 2021	pending
IAS 19	Amendment to IAS19: Plan Amendment, Curtailment or Settlemet (issued on 7 February 2018)	1 January 2019	pending
IFRS 3	Amendment to IFRS 3: Definition of a business (issued on 22 October 2018)	1 January 2020	pending
IAS 1 IAS 8	Amendments to IAS 1 and IAS 8: Definition of material (issued on 31 October 2018)	1 January 2020	pending
IFRS 1	Amendments to the Conceptual Framework for Financial Reporting (issued on 29 March 2018)	1 January 2020	pending

Summary of impact in reserves due to IFRS 9

	Thousand of Euros
			Impact
Senior Unsecured Noted	IAS 39	IFRS 9	01/01/2018

Total Debt	853,667	1,000,000	146,333
Deferred Expenses			(41,035)

Negative Impact in reserves			105,298

	Thousand of Euros
			Impact
Senior Secured Debt	IAS 39	IFRS 9	01/01/2018

Total Debt	3,375,157	3,226,244	(148,913)
Deferred Expenses			18,979

Positive impact in reserves			(129,934)

	Thousand of Euros
			Impact
Total Impact	IAS 39	IFRS 9	01/01/2018
Total Debt	4,228,824	4,226,244	(2,580)
Deferred Expenses			(22,056)

Positive impact in reserves			(24,636)

Schedule of lease agreements period

Average lease term
Real Estate and land	10 to 15 years
Donor centers	13 to 15 years
PC's and hardware	3 to 5 years
Machinery	4 to 5 years
Vehicles	3 to 5 years

Summary of reconciliation of lease liabilities for buildings and warehouses in relation to leases which had previously been classified as operating leases under IAS 17 and lease liabilities under IFRS 16

01/01/2019
Thousands of Euros
Operating lease commitments existing as at 31 December 2018	400,579
Periods covered by an option to extend the lease by the Group	579,261
Discounting using the Group's incremental borrowing rate	(311,116)
finance lease liabilities recognised as at 31 December 2018	1,395
Short-term leases recognised on a straight-line basis as expense	(4,822)
Others	(349)
Lease liability recognised as at 1 January 2019	664,948